EQUITY ACCOUNTED INVESTMENTS - Details of Investments in Joint Ventures and Associates (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Aug. 27, 2018	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Investments
Carrying value of joint ventures		$ 20,428	$ 21,853
Carrying value of associates		336	845
Investments in joint ventures and associates		$ 20,764	$ 22,698		$ 19,761
Diplomat Resort and Spa (“Diplomat”)
Investments
Proportion of ownership interests/voting rights held by the partnership		0.00%	90.00%
Carrying value of associates		$ 0	$ 390
Brookfield Premier Real Estate Partners Pooling LLC
Investments
Proportion of ownership interests/voting rights held by the partnership		0.00%	7.00%
Carrying value of associates		$ 0	$ 106
Other
Investments
Carrying value of associates		$ 336	$ 349
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership		23.00%	23.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership		31.00%	31.00%
Canary Wharf Joint Venture
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 3,578	$ 3,270
BPR JV Pool A
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 1,882	$ 1,791
Manhattan West, New York
Investments
Proportion of ownership interests/voting rights held by the partnership		56.00%	56.00%
Carrying value of joint ventures		$ 1,918	$ 1,619
Ala Moana Center, Hawaii
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 1,946	$ 1,611
Forest City
Investments
Proportion of ownership interests/voting rights held by the partnership		0.00%	0.00%
Carrying value of joint ventures		$ 0	$ 1,390
BPR JV Pool B
Investments
Proportion of ownership interests/voting rights held by the partnership		51.00%	51.00%
Carrying value of joint ventures		$ 1,366	$ 1,217
Fashion Show, Las Vegas
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 832	$ 881
BPR JV Pool C
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 777	$ 756
BPR JV Pool D
Investments
Proportion of ownership interests/voting rights held by the partnership		48.00%	48.00%
Carrying value of joint ventures		$ 649	$ 693
BPR JV Pool E
Investments
Proportion of ownership interests/voting rights held by the partnership		0.00%	35.00%
Carrying value of joint ventures		$ 0	$ 629
The Grand Canal Shoppes, Las Vegas
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 414	$ 608
Grace Building, New York
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 716	$ 581
One Liberty Plaza, New York
Investments
Proportion of ownership interests/voting rights held by the partnership		51.00%	51.00%
Carrying value of joint ventures		$ 409	$ 425
Southern Cross East, Melbourne
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 466	$ 402
680 George Street
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 340	$ 319
Brookfield Brazil Retail Fundo de Investimento em Participaçoes(2)
Investments
Proportion of ownership interests/voting rights held by the partnership		46.00%	46.00%
Carrying value of joint ventures		$ 335	$ 309
Baybrook Mall
Investments
Proportion of ownership interests/voting rights held by the partnership		51.00%	51.00%
Carrying value of joint ventures		$ 332	$ 235
Brookfield D.C. Office Partners LLC (D.C. Fund), Washington, D.C.
Investments
Proportion of ownership interests/voting rights held by the partnership		51.00%	51.00%
Carrying value of joint ventures		$ 283	$ 295
Miami Design District, Florida
Investments
Proportion of ownership interests/voting rights held by the partnership		22.00%	22.00%
Carrying value of joint ventures		$ 252	$ 286
The Mall in Columbia, Maryland
Investments
Proportion of ownership interests/voting rights held by the partnership		50.00%	50.00%
Carrying value of joint ventures		$ 282	$ 268
BPR JV Pool F
Investments
Proportion of ownership interests/voting rights held by the partnership		51.00%	51.00%
Carrying value of joint ventures		$ 278	$ 185
BPR JV Pool G
Investments
Proportion of ownership interests/voting rights held by the partnership		68.00%	68.00%
Carrying value of joint ventures		$ 254	$ 225
Shops at Merrick Park, Florida
Investments
Proportion of ownership interests/voting rights held by the partnership		0.00%	55.00%
Carrying value of joint ventures		$ 0	$ 266
Other
Investments
Carrying value of joint ventures		$ 3,119	$ 3,592
Other | Bottom of range
Investments
Proportion of ownership interests/voting rights held by the partnership		14.00%	12.00%
Other | Top of range
Investments
Proportion of ownership interests/voting rights held by the partnership		55.00%	70.00%
GGP
Investments
Proportion of ownership interests/voting rights held by the partnership	34.00%
Carrying value of joint ventures				$ 7,843